SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Amortization Rates) (Details)	Dec. 31, 2019
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.00%
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	12.50%
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	26.70%
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.30%
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	36.40%
Backlog [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	50.00%
Backlog [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	100.00%